Segment Information (Details) - Schedule of Consolidated Non-Current Assets by Geographic Area	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mexico [Member]
Schedule of Consolidated Non-Current Assets by Geographic Area [Line Items]
Property, plant and equipment	99.60%	99.10%	100.00%
Right-of-use assets	84.10%	70.00%	100.00%
Deferred income tax	100.00%	100.00%	100.00%
Investment in subsidiaries			100.00%
Intangible assets (including Goodwill)	100.00%	100.00%	100.00%
Other assets	97.70%	97.40%	100.00%
Total non-current assets	99.00%	98.40%	100.00%
USA [Member]
Schedule of Consolidated Non-Current Assets by Geographic Area [Line Items]
Property, plant and equipment	0.40%	0.90%
Right-of-use assets	15.90%	30.00%
Deferred income tax
Investment in subsidiaries
Intangible assets (including Goodwill)
Other assets	2.30%	2.60%
Total non-current assets	1.00%	1.60%